Income Taxes - Schedule of Deferred Tax Asset (Details) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Non-capital losses carried forward	$ 663,829	$ 618,457	$ 463,843	$ 353,193
Other temporary differences	204,661	204,660	153,495	148,950
Less valuation allowance	(868,490)	(823,117)	(617,338)	(502,143)
Deferred tax asset net